Share capital - Disclosure of detailed information about options, valuation assumptions (Details) - year	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Expected option life (years)	6	6
Risk-free interest rate	1.40%	2.40%
Dividend yield	0.00%	0.00%
Expected volatility	89.00%	82.00%